Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation maximum option term (in years)	10 years
Future awards shares under approved incentive compensation plans	504,027
Minimum vesting period (in years)	1 year 6 months
Maximum vesting period (in years)	7 years
Excess tax benefits as financing cash inflows	$ 886,000	$ 1,221,000	$ 1,454,000
Net cash proceeds from exercise of stock options	8,101,000	2,813,000	6,807,000
Aggregate intrinsic value of shares underlying outstanding stock options	10,574,000
Aggregate intrinsic value of shares underlying exercisable stock options	7,105,000
Total intrinsic value of options exercised	2,740,000	1,765,000	6,783,000
Contributions made by the company to 401(k) plan	1,345,000	1,305,000	1,177,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned compensation vesting period (in years)	7 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned compensation vesting period (in years)	3 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned share-based compensation associated with awards	21,054,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned share-based compensation associated with awards	$ 3,963,000
Unrecognized compensation cost related to stock options expected to be recognized over a weighted-average period	4 years 8 months 12 days
Phantom Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum vesting period (in years)	5 years
Maximum vesting period (in years)	7 years